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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         GLOBAL FIXED INCOME PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The Global Fixed Income Portfolio aims to produce an attractive real rate of return by investing in fixed income securities issued by U.S. and foreign issues including governments, agencies, supranational entities and corporations with varying maturities in various currencies.

For the three months ended March 31, 1998, the Portfolio had a total return of 1.35% for Class A shares and 1.35% for Class B shares as compared to a total return of 0.99% for the J.P. Morgan Traded Global Bond Index (the "Index"). For the one year ended March 31, 1998, the Portfolio had a total return of 6.84% for the Class A shares and 6.72% for the Class B shares compared to 6.57% for the Index. For the five year period ended

PERFORMANCE COMPARED TO THE J.P. MORGAN TRADED GLOBAL BOND INDEX(1)
----------------------------------------------------

                                                TOTAL RETURNS(2)
                                 ----------------------------------------------
                                                          AVERAGE     AVERAGE
                                                          ANNUAL      ANNUAL
                                                ONE        FIVE        SINCE
                                    YTD        YEAR        YEARS     INCEPTION
                                 ---------  -----------  ---------  -----------
PORTFOLIO--CLASS A.............       1.35%       6.84%       6.23%       7.36%
PORTFOLIO--CLASS B.............       1.35        6.72         N/A        3.89
INDEX--CLASS A.................       0.99        6.57        6.69        8.38
INDEX--CLASS B.................       0.99        6.57         N/A        3.02

1. The J.P. Morgan Traded Global Bond index is an unmanaged index of securities and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom and the United States.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

March 31, 1998, the average annual total return of Class A was 6.23% compared to 6.69% for the Index. From inception on May 1, 1991 to March 31, 1998, the average annual total return of Class A was 7.36% compared to 8.38% for the Index. From inception on January 2, 1996 through March 31, 1998, the average annual total return of Class B was 3.89% compared to 3.02% for the Index. As of March 31, 1998, the Portfolio had an SEC 30-day yield of 4.53% for the Class A shares and 4.38% for the Class B shares.

All global bond markets produced positive local currency returns over the quarter in an environment which continued to benefit from the Asian economic crisis. In the U.S., data continued to reflect well above trend growth as strong domestic demand coupled with, as yet, minimal drag from Asia. While a stronger dollar and lower oil prices were bond supportive, U.S. yields struggled to make further progress, and ten-year yields fell a modest 9 basis points. Core European markets produced a better performance as the benign inflation outlook led to a further downgrading of interest rate expectations and ten-year yields fell 38-45 basis points.

The release of various European convergence reports cleared the way for the start of monetary union with eleven qualifying countries. However, given the already near full convergence of Italian, Spanish and Irish yields to Germany, the main beneficiary was Sweden where ten-year yields fell 67 basis points. Japanese bonds were flat over the quarter, as more bad news on the economy and an unconvincing stimulus package from the government proved sufficient to hold yields at their low levels.

Bond market returns in U.S. dollar terms were generally lower in line with dollar strength over the period as the dollar rose 2.8% versus the deutschemark and 2.5% versus the Japanese yen.

The major factor which benefited the Portfolio's performance over the quarter was our underweighting to both Japanese interest rate exposure and the yen. Other positive factors were our overweighting to the Swedish, U.K. and Irish markets.

We remain neutral to interest rate exposure in the dollar bloc and European markets and underweight in Japan. During the quarter, we purchased a further holding in a U.S. treasury inflation indexed security. We also took profits on our overweight U.K. and Irish positions reducing exposure to neutral.

J. David Germany
PORTFOLIO MANAGER

Michael B. Kushma
PORTFOLIO MANAGER

Paul F. O'Brien
PORTFOLIO MANAGER

Robert H. Smith
PORTFOLIO MANAGER

Richard B. Worley
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
FIXED INCOME SECURITIES (92.7%)
  AUSTRALIAN DOLLARS (4.5%)
    GOVERNMENT BONDS (2.8%)
    AUD   1,200    Government of Australia Series
                    206, 10.00%, 2/15/06                $   1,010
          1,200    Government of Australia Series
                    808, 8.75%, 8/15/08                       972
                                                        ---------
                                                            1,982
                                                        ---------
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.7%)
          1,800    Federal National Mortgage
                    Association-Global
                    6.50%, 7/10/02                          1,230
                                                        ---------
                                                            3,212
                                                        ---------
  BRITISH POUND (7.4%)
    GOVERNMENT BONDS (7.4%)
    GBP     200    United Kingdom Conversion Gilt
                    9.00%, 7/12/11                            428
            800    United Kingdom Treasury Gilt
                    8.50%, 12/07/05                         1,539
          1,650    United Kingdom Treasury Gilt
                    8.50%, 7/16/07                          3,260
                                                        ---------
                                                            5,227
                                                        ---------
  CANADIAN DOLLAR (4.6%)
    GOVERNMENT BONDS (4.6%)
    CAD   2,700    Government of Canada 7.50%,
                    3/01/01                                 2,023
          1,400    Government of Canada 8.75%,
                    12/01/05                                1,197
                                                        ---------
                                                            3,220
                                                        ---------
  DANISH KRONE (3.6%)
    GOVERNMENT BONDS (3.6%)
    DKK  15,400    Kingdom of Denmark 8.00%, 5/15/03        2,501
                                                        ---------
  DEUTSCHE MARK (15.6%)
    EUROBONDS (4.0%)
    DEM   1,300    KFW International Finance, Inc.
                    7.50%, 1/24/00                            742
          3,500    Landeskreditbank Baden-
                    Wuerttemberg Financial 6.625%,
                    8/20/03                                 2,054
                                                        ---------
                                                            2,796
                                                        ---------
    GOVERNMENT BONDS (11.6%)
          4,000    Deutschland Republic Series 95,
                    6.50%, 10/14/05                         2,386
          3,750    German Unity Bond
                    8.00%, 1/21/02                          2,276


     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
    DEM   2,500    Government of Germany
                    6.25%, 1/04/24                      $   1,498
          3,300    Treuhandanstalt
                    7.50%, 9/09/04                          2,051
                                                        ---------
                                                            8,211
                                                        ---------
                                                           11,007
                                                        ---------
  ITALIAN LIRA (6.2%)
    GOVERNMENT BONDS (6.2%)
  ITL 2,800,000    BTPS 10.00%, 8/01/03                     1,899
      1,450,000    BTPS 9.50%, 1/01/05                        996
      2,100,000    BTPS 9.50%, 2/01/06                      1,478
                                                        ---------
                                                            4,373
                                                        ---------
  JAPANESE YEN (8.8%)
    EUROBONDS (8.8%)
   JPY   50,000    European Investment Bank 6.625%,
                    3/15/00                                   418
        155,000    Export Import Bank of Japan
                    4.375%, 10/01/03                        1,343
        265,000    International Bank for
                    Reconstruction & Development
                    4.50%, 6/20/00                          2,152
        100,000    International Bank for
                    Reconstruction & Development
                    4.75%, 12/20/04                           902
        145,000    Republic of Austria
                    6.25%, 10/16/03                         1,366
                                                        ---------
                                                            6,181
                                                        ---------
  SPANISH PESETA (3.1%)
    GOVERNMENT BONDS (3.1%)
   ESP  330,000    Spanish Government 8.30%, 12/15/98       2,161
                                                        ---------
  SWEDISH KRONA (7.8%)
    GOVERNMENT BONDS (7.8%)
   SEK   17,000    Swedish Government 13.00%, 6/15/01       2,619
         21,700    Swedish Government 6.00%, 2/09/05        2,845
                                                        ---------
                                                            5,464
                                                        ---------
  UNITED STATES DOLLAR (31.1%)
    ASSET BACKED SECURITIES (4.8%)
U.S.$       750    Asset Securitization Corp., CMO,
                    Series 1996-D3 A1 B 7.21%,
                    10/13/26                                  784
            538    Asset Securitization Corp., CMO,
                    Series 1995-MD4 A1 7.10%, 8/13/29         561

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
    ASSET BACKED SECURITIES (CONTINUED)
U.S.$       130    CISCE Series 1997-1 Class A7 Seq,
                    6.42%, 12/26/09                     $     131
            460    Delta Funding Home Equity Loan
                    Trust, Series 1997-1
                    7.21%, 4/25/29                            472
            815    LB Commercial Conduit Mortgage
                    Trust, (Floating Rate), CMO
                    7.15%, 8/25/04                            840
            527    Mid-State Trust, Series IV A,
                    8.33%, 4/01/30                            569
                                                        ---------
                                                            3,357
                                                        ---------
    CORPORATE BONDS AND NOTES (3.1%)
            500    BankAmerica, Series 144A, 7.70%,
                    12/31/26                                  507
            150    First Chicago Corp., Series 144A,
                    7.75%, 12/01/26                           153
            400    Liberty Mutual Insurance Co.,
                    Series 144A,
                    7.697%, 10/15/2097                        415
            300    Lumbermens Mutual Casualty Co.,
                    Series AI, Series 144A, 9.15%,
                    7/01/26                                   350
            365    NB Capital Trust II
                    7.83%, 12/15/26                           382
            385    Goldman Sachs Group, Series 144A,
                    6.25%, 2/01/03                            387
                                                        ---------
                                                            2,194
                                                        ---------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.2%)
    U.S. TREASURY BONDS (6.6%)
          3,050    8.125%, 8/15/19                          3,814
            800    6.25%, 8/15/23                             824
                                                        ---------
                                                            4,638
                                                        ---------
    U.S. TREASURY NOTES (16.6%)
            875    6.375%, 1/15/00                            886
            600    5.75%, 10/31/00                            602
          2,610    6.375%, 3/31/01                          2,661
          1,626    3.625%, 7/15/02 (Inflation
                    Indexed)                                1,610
          1,100    7.25%, 5/15/04                           1,187
          2,000    7.50%, 2/15/05                           2,199
          1,025    6.25%, 2/15/07                           1,060
          1,500    3.625%, 1/15/08 (Inflation
                    Indexed)                                1,483
                                                        ---------
                                                           11,688
                                                        ---------
                                                           16,326
                                                        ---------
                                                           21,877
                                                        ---------
TOTAL FIXED INCOME SECURITIES (92.7%) (Cost $66,328)       65,223
                                                        ---------


     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------

SHORT-TERM INVESTMENT (5.6%)
    REPURCHASE AGREEMENT (5.6%)
U.S.$     3,912    Chase Securities, Inc.
                    5.60%, dated 3/31/98, due
                    4/01/98, to be repurchased at
                    $3,913, collateralized by U.S.
                    Treasury Notes, 6.250%, due
                    4/30/01, valued at $4,001 (Cost
                    $3,912)                             $   3,912
                                                        ---------
FOREIGN CURRENCY (0.0%)
   ESP        9    Spanish Peseta                              --
   ITL      203    Italian Lira                                --
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $0)                               --
                                                        ---------
TOTAL INVESTMENTS (98.3%) (Cost $70,240)                   69,135
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.7%)
  Other Assets                                             13,947
  Liabilities                                             (12,728)
                                                        ---------
                                                            1,219
                                                        ---------
NET ASSETS (100%)                                         $70,354
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                                $70,028
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 6,199,234 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $11.30
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                   $326
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 28,902 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $11.28
                                                        ---------
                                                        ---------

----------------------------------
CMO -- Collateralized Mortgage Obligation
Floating Rate Security -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown were those in effect on March 31, 1998.
Inflation Index Security -- Security includes principal adjustment feature in which par amount adjusts with the Consumer Price Index to insulate bonds from the effects of inflation. The face amount shown is that in effect on March 31, 1998.